INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY - Details of the Company's subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Argo innovation Labs Inc.
INVESTMENT IN SUBSIDIARIES
Ownership Interest (%)	100.00%
Voting Power Held (%)	100.00%
9377-2556 Quebec Inc.
INVESTMENT IN SUBSIDIARIES
Ownership Interest (%)	100.00%
Voting Power Held (%)	100.00%
Argo Holdings US Inc.
INVESTMENT IN SUBSIDIARIES
Ownership Interest (%)	100.00%
Voting Power Held (%)	100.00%
Argo Operating US LLC
INVESTMENT IN SUBSIDIARIES
Ownership Interest (%)	100.00%
Voting Power Held (%)	100.00%
Growler Usco Inc.
INVESTMENT IN SUBSIDIARIES
Ownership Interest (%)	100.00%
Voting Power Held (%)	100.00%